CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Equity, beginning balance (in shares) at Dec. 31, 2016	19,892,000
Equity, beginning balance at Dec. 31, 2016	$ 2	$ (5,728)	$ 151,696	$ (52)	$ (79,437)	$ 66,481
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			852			852
Shares issued under stock incentive plans, net of shares withheld for employee taxes (in shares)	168,000
Shares issued under stock incentive plans, net of shares withheld for employee taxes			(190)			(190)
Dividends paid			(4,195)			(4,195)
Net income (loss)						(35,730)
Unrealized gain on securities available-for-sale				17
Reclassification of other-than-temporary losses on available-for-sale securities included in net income				52		52
Provision for income taxes				22		(22)
Cumulative effect of change in accounting principle					534	534
Reclassification of other-than-temporary losses on available-for-sale securities included in net (loss) income						$ 52
Equity, ending balance (shares) at Dec. 31, 2017	20,060,000					20,060,311
Equity, ending balance at Dec. 31, 2017	$ 2	(5,728)	148,163	(5)	(114,633)	$ 27,799
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			200			200
Shares issued under stock incentive plans, net of shares withheld for employee taxes (in shares)	59,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures			(69)			(69)
Dividends paid			(1,105)			(1,105)
Net income (loss)						4,106
Unrealized gain on securities available-for-sale						(17)
Reclassification of other-than-temporary losses on available-for-sale securities included in net (loss) income				(17)	17	0
Equity, ending balance (shares) at Mar. 31, 2018	20,119,000
Equity, ending balance at Mar. 31, 2018	$ 2	(5,728)	147,189	(22)	(110,510)	$ 30,931
Equity, beginning balance (in shares) at Dec. 31, 2017	20,060,000					20,060,311
Equity, beginning balance at Dec. 31, 2017	$ 2	(5,728)	148,163	(5)	(114,633)	$ 27,799
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			634			634
Shares issued under stock incentive plans, net of shares withheld for employee taxes (in shares)	190,000
Shares issued under stock incentive plans, net of shares withheld for employee taxes			(48)			(48)
Dividends paid			(3,321)			(3,321)
Net income (loss)						736
Provision for income taxes						0
Reclassification of other-than-temporary losses on available-for-sale securities included in net (loss) income				(17)	17	$ 0
Equity, ending balance (shares) at Dec. 31, 2018	20,250,000					20,249,786
Equity, ending balance at Dec. 31, 2018	$ 2	(5,728)	145,428	(22)	(113,880)	$ 25,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			112			112
Shares issued under stock incentive plans, net of shares withheld for employee taxes	$ 60,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures			(24)			(24)
Net income (loss)						(1,657)
Unrealized gain on securities available-for-sale						$ 0
Provision for income taxes				22
Equity, ending balance (shares) at Mar. 31, 2019	20,310,000					20,309,908
Equity, ending balance at Mar. 31, 2019	$ 2	$ (5,728)	$ 145,516	$ 0	$ (115,537)	$ 24,253